Financial liabilities - Assets pledged as security (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Trade receivables	SFr 45.4	SFr 43.4
Inventory	137.4	234.9
Assets pledged	SFr 182.9	SFr 278.3